CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income/(loss)	$ 561,630	$ 3,119,095	$ (7,439,280)
Net loss from discontinued operation, net of tax	(16,196)	(288,542)	(18,855,185)
Net income from continuing operation	577,826	3,407,637	11,415,905
Adjustment to reconcile net (loss)/income to net cash used in operating activities
Depreciation and amortization	11,671	9,577	12,147
Amortization of operating lease right-of-use asset	86,914	9,726	34,398
Allowance/(Reversal) for doubtful accounts	4,992,591	(1,224,026)	(15,390,030)
Gain on disposal of subsidiaries	(8,489,563)	0	0
Class A Ordinary Shares issued for consulting services	588,300	0	0
Amortization of convertible note issuance costs	1,813,246	0	0
Deferred tax expenses	2,149,251	772,605	3,677,894
Changes in operating assets and liabilities:
Accounts receivable	(26,923,989)	(9,269,454)	72,581,225
Inventories	21,391,950	(27,172,200)	0
Advances to suppliers	(1,123,346)	1,872,507	4,370,651
Prepayment and other current assets	(4,316,641)	(384,957)	(3,148,581)
Accounts payable	63,674	(7,000,000)	(44,431,668)
Accrued expenses and other payables	5,023,471	765,495	294,939
Income tax payable	781,336	1,552,412	394,138
Advances from customers	0	(3,706,627)	3,697,928
Operating lease liabilities	(68,914)	(8,738)	(104,714)
Net cash (used in)/provided by operating activities from continuing operations	(3,442,223)	(40,376,043)	33,404,232
Net cash (used in)/provided by operating activities from discontinuing operations	(635,099)	47,487,469	(35,095,950)
Net cash (used in)/provided by operating activities	(4,077,322)	7,111,426	(1,691,718)
Cash flows from investing activities
Purchase of property, plant and equipment	0	0	(1,050)
Proceeds from disposal of subsidiaries	5,000	0	0
Proceeds from disposal of property, plant and equipment	0	2,433	0
Net cash provided by/(used in) investing activities from continuing operations	5,000	2,433	(1,050)
Net cash provided by/(used in) investing activities from discontinuing operations	0	113,415	(9,658)
Net cash provided by/(used in) investing activities	5,000	115,848	(10,708)
Cash flows from financing activities
Issuance of ordinary shares for cash, net of issuance costs	4,789,335	0	0
Proceeds from related parties	604,943	962,000	4,384,975
Repayments to related parties	(2,213,602)	(8,021,693)	(3,160,000)
Net cash provided by/(used in) financing activities from continuing operations	3,180,676	(7,059,693)	1,224,975
Net cash provided by/(used in) financing activities from discontinuing operations	0	(182,558)	97,844
Net cash provided by/(used in) financing activities	3,180,676	(7,242,251)	1,322,819
Effect of exchange rate changes on cash, cash equivalents and restricted cash	38,014	(407,532)	(2,092,354)
Net change in cash, cash equivalents and restricted cash	(853,632)	(422,509)	(2,471,961)
Cash, cash equivalents and restricted cash, beginning of period	1,178,970	1,601,479	4,073,440
Reconciliation of cash, cash equivalents and restricted cash, end of year
Cash, cash equivalents	325,338	1,170,931	1,599,906
Restricted cash	0	8,039	1,573
Cash, cash equivalents and restricted cash, end of period	325,338	1,178,970	1,601,479
Supplemental cash flow information
Interest paid	0	0	0
Income taxes paid	0	709	156,842
Non-cash investing and financing activities
Additions of ROU Assets	103,466	0	136,598
Receivable from sale of subsidiaries	64,300,000	0	0
Less cash, cash equivalents and restricted cash of discontinued operations–end of period	0	8,506	51,393
Cash, cash equivalents and restricted cash of continuing operations–end of period	325,338	1,170,464	1,550,086
Reconciliation of cash, cash equivalents and restricted cash, beginning of the year
Cash, cash equivalents	1,170,931	1,599,906	4,073,440
Restricted cash	$ 8,039	$ 1,573	$ 0